Stockholders' Equity (Deficit) (Schedule of Stock Option Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	72.40%	1.07%
Risk-free interest rate	1.69%	2.06%
Expected lives (years)	6 years 3 months	5 years 10 months 24 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	107.60%	1.10%
Risk-free interest rate	2.27%	2.23%
Expected lives (years)	10 years	6 years 6 months